Merrill Lynch Funds for Institutions Series
                Merrill Lynch Institutional Fund

            Supplement dated September 9, 1998 to the
                 Prospectus dated June 11, 1998


     The shareholders of Merrill Lynch Institutional Fund (the "Fund") have approved amendments to the Fund's fundamental investment restrictions. Accordingly, the fundamental investment restrictions and related non-fundamental restrictions appearing in the sentence starting on the top of page 7 of the Fund's Prospectus are replaced with the following:

     Among the more significant restrictions, the Institutional Fund may not (1) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular industry); (2) borrow money, except that the Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts of up to 33 1/3% of its total assets (including the amount borrowed), or for temporary purposes (up to an additional 5% of its total assets), or as necessary for the clearance of securities transactions, or for the purchase of securities on margin; or (3) make loans to other persons, except that the purchase of debt instruments, U.S. Government securities, commercial paper and other short-term obligations, bank money instruments and repurchase agreements are not deemed the making of a loan and that the Institutional Fund may lend its portfolio securities in accordance with applicable law and the guidelines set forth herein and in the Statement of Additional Information.

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           Merrill Lynch Funds for Institutions Series
                Merrill Lynch Institutional Fund

            Supplement dated September 9, 1998 to the
     Statement of Additional Information dated June 11, 1998



     The shareholders of Merrill Lynch Institutional Fund (the "Fund") have approved amendments to the Fund's fundamental investment restrictions. Accordingly, the fundamental investment restrictions set forth on pages 3 to 4 of the Fund's Statement of Additional Information are replaced with the following:

     The Institutional Fund may not:

          (1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular industry).

          (2) Make investments for the purpose of exercising control or management.

          (3) Underwrite securities of other issuers except insofar as the Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

          (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          (5) Borrow money, except that (i) the Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) less all liabilities and indebtedness not represented by the borrowing, (ii) the Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrower provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Institutional Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Institutional Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued, and forward commitment transactions and similar investment strategies.

          (6) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          (7) Issue senior securities to the extent such issuance would violate applicable law.

          (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Institutional Fund may do so in accordance with applicable law and the Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Institutional Fund's shareholders. Under the non-fundamental investment restrictions, the Institutional Fund may not:

          a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

          b. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

          c. Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. As a matter of operating policy, the Institutional Fund will not purchase securities when outstanding borrowings exceed 5% of the Institutional Fund's asset value.

     Lending of Portfolio Securities. Subject to investment restriction (6) above, the Institutional Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Institutional Fund. Such loans will be terminable at any time. The Institutional Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Institutional Fund may pay reasonable fees in connection with the arranging of such loans.

     As a matter of operating policy, the Trustees of the Trust have determined that the Institutional Fund will not write put or call options.

     For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.